Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2023
Related party transactions [abstract]
Summary of Related Party Payables

	As of March 31,
	2023	2022
Related Party Payables
James Foster	89	101,167
Cameron Lee Shaw	18,207	25,016
Total Related Party Payables	18,296	126,183